Income taxes	3 Months Ended
Mar. 31, 2012
Income taxes
Income taxes

6              Income taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries.  For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

The amount reported as income tax expense in our consolidated financial statements is reconciled to the statutory rates as follows:

	Three-month period ended (unaudited)
	March 31, 2012			December 31, 2011			March 31, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,957	1,122	4,079	5,259	294	5,553	4,518	3,353	7,871
Exchange variation (not taxable) or not deductible	—	(200)	(200)	—	96	96	—	47	47
	2,957	922	3,879	5,259	390	5,649	4,518	3,400	7,918

Tax at Brazilian composite rate	(1,005)	(313)	(1,319)	(1,788)	(133)	(1,921)	(1,536)	(1,156)	(2,692)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	379	—	379	383	—	383	436	—	436
Difference on tax rates of foreign income	—	296	296	—	117	117	—	748	748
Tax incentives	90	—	90	274	—	274	171	—	171
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	129	(285)	(156)	—	—	—
Other non-taxable, income/non deductible expenses	28	(27)	1	63	93	156	13	(53)	(40)
Income tax per consolidated statements of income	(508)	(44)	(553)	(939)	(208)	(1,147)	(916)	(461)	(1,377)

Vale and some subsidiaries in Brazil were granted with tax incentives that provide them with a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general such tax incentives last for 10 years. The Company´s tax incentives will expire in 2020. The tax savings must be registered in a special capital (profit) reserve in the Stockholders’ equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that have the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia - SUDAM and Superintendência de Desenvolvimento do Nordeste - SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

The Company also has tax incentives related to production of nickel from New Caledonia Valley (“VNC”). These incentives include tax holidays, total income tax during the construction phase of the project, and also for a period of 15 years beginning in the first year of commercial production as defined by applicable law, followed by 5.50% years. In addition, VNC is eligible for certain exemptions from indirect taxes such as import tax during the construction phase and throughout the commercial life of the project. Some of these tax benefits, including temporary tax incentives, are subject to an earlier, should the project achieve a specified cumulative rate of return. The VNC is subject to taxation of a portion of income commencing on the first year of commercial production is achieved, as defined by applicable law. Until now, there was no taxable income generated in New Caledonia. The Company also received tax incentives for projects in Mozambique, Oman and Malaysia.

We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.

Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

The Company adopts the provision accounting for Uncertainty in Income Taxes.

The reconciliation of the beginning and ending amounts is as follows: (see note 15(b)) tax — related actions)

	Three-month period ended (unaudited)
	March 31,2012	December 31, 2011	March 31, 2011
Beginning of the period	263	338	2,555
Increase resulting from tax positions taken	4	1	9
Decrease resulting from tax positions taken (a)	—	(90)	(2)
Cumulative translation adjustments	5	14	61
End of the period	272	263	2,623